Supplementary Balance Sheet Information - Schedule of Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred income relating to warranty and installations commitments	$ 32,084	$ 24,177	$ 22,221
Other deferred income	5,361	4,399
Deferred income Total	$ 37,445	$ 28,576